Consolidated Balance Sheets - USD ($)	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash and cash equivalents	$ 14,850	$ 36,334	$ 193,498	$ 345,678
Trade receivables	86,189	45,397	24,262
Deposits, prepayments and other receivables	10,713	11,967	13,302	13,616
Total Current Assets	111,752	93,698	231,062	359,294
NON-CURRENT ASSETS
Property, plant and equipment	42,827	47,668	52,628	52,113
Intangible assets	9,378	10,496	11,647	12,376
Lease asset – right of use	24,998	32,935	30,698	35,300
Total Non-Current Assets	77,203	91,099	94,973	99,789
TOTAL ASSETS	188,955	184,797	326,035	459,083
CURRENT LIABILITIES
Trade payables	23,271	14,754
Other payables and accrued liabilities	4,234	2,032	4,283	13,349
Amount due to director	90	95	100	100
Lease liabilities, short term	22,621	25,600	17,830	17,343
Total Current Liabilities	50,216	42,481	22,213	30,792
NON-CURRENT LIABILITY
Lease liabilities, long term	3,009	7,871	13,106	18,016
TOTAL LIABILITIES	53,225	50,352	35,319	48,808
STOCKHOLDERS’ EQUITY
Common Shares, par value $0.0001; 600,000,000 shares authorized 126,737,500 shares issued and outstanding as of September 30, 2022	12,674	12,674	12,674	12,674
Additional paid-in capital	703,648	703,648	703,648	703,648
Foreign exchange translation adjustment	(14,472)	(7,366)	4,127	6,550
Accumulated deficit	(566,120)	(574,511)	(429,733)	(312,597)
TOTAL STOCKHOLDERS’ EQUITY	135,730	134,445	290,716	410,275
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 188,955	$ 184,797	$ 326,035	$ 459,083